Related Party Transactions - Schedule of Fair Value of the Options Granted to Each Individual and the Related Expense (Details) - USD ($)		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Individual and related expense		$ (1,819)	$ 145,516
Fair value of stock options granted		1,049,898
Braeden Lichti, Chairman [Member]
Related Party Transaction [Line Items]
Individual and related expense	[1]	1,894	5,398
Fair value of stock options granted	[1]	50,995
Graydon Bensler, CEO, CFO and Director [Member]
Related Party Transaction [Line Items]
Individual and related expense		1,897	5,398
Fair value of stock options granted		50,995
Jordan Plews, Director and CEO of Skincare and BioSciences [Member]
Related Party Transaction [Line Items]
Individual and related expense		1,897	5,398
Fair value of stock options granted		50,995
Tim Sayed, Former Chief Medical Officer and Former Director [Member]
Related Party Transaction [Line Items]
Individual and related expense	[1]	(4,291)	5,398
Fair value of stock options granted	[1]	50,995
Jeffrey Parry, Director [Member]
Related Party Transaction [Line Items]
Individual and related expense		18,564	21,177
Fair value of stock options granted		107,669
Crystal Muilenburg, Former Director [Member]
Related Party Transaction [Line Items]
Individual and related expense	[1]	(41,668)	46,725
Fair value of stock options granted	[1]	210,245
Julie Daley, Director [Member]
Related Party Transaction [Line Items]
Individual and related expense		69,111	56,022
Fair value of stock options granted		210,245
George Kovalyov, Director [Member]
Related Party Transaction [Line Items]
Individual and related expense		18,144
Fair value of stock options granted		52,845
Brenda Buechler, Former Chief Marketing Officer [Member]
Related Party Transaction [Line Items]
Individual and related expense	[1]	(36,918)
Fair value of stock options granted	[1]	143,671
Christoph Kraneiss, Former Chief Commercial Officer [Member]
Related Party Transaction [Line Items]
Individual and related expense	[1]	(30,449)
Fair value of stock options granted	[1]	$ 121,243

[1]	354,990 options of related parties were forfeited in the nine months ended September 30, 2024.